PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2019	Jul. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in equity [abstract]
Balance as		$ 16,233.0	$ 19,058.0	$ 16,275.0	$ 22,177.0	$ 14,668.0	$ 14,668.0
Unit issuance			3.0	2.0	5.0	4.0
Repurchase Of Equity						(29.0)
Balance as			18,743.0	16,233.0	18,743.0	16,233.0	22,177.0	$ 14,668.0
Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Balance as		1,815.0	1,606.0	1,863.0	2,039.0	1,823.0	1,823.0
Balance as			1,520.0	1,815.0	1,520.0	1,815.0	2,039.0	1,823.0
Non-controlling Interest - Class A Shares, equity [Member]
Changes in equity [abstract]
Balance as			625.0		0.0
Balance as			576.0		576.0		0.0
Limited Partners 1 [Member]
Changes in equity [abstract]
Balance as		4,521.0	4,008.0	4,633.0	5,048.0	4,513.0	4,513.0
Unit issuance			3.0	2.0	5.0	4.0
Repurchase Of Equity						(28.0)
Balance as			3,823.0	4,521.0	3,823.0	4,521.0	5,048.0	4,513.0
Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Balance as		$ 21.0	14.0	23.0	18.0	71.0	71.0
Balance as			$ 12.0	21.0	$ 12.0	$ 21.0	$ 18.0	$ 71.0
Issued capital [member] | Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Opening balance					121.9	115.8	115.8
Issued for cash		6.1			0.0		6.1
Ending balance			121.9		121.9		121.9	115.8
Balance as		$ 2,078.0	$ 2,328.0	2,078.0	$ 2,328.0	$ 2,078.0	$ 2,078.0
Unit issuance					0.0		250.0
Balance as			$ 2,328.0	2,078.0	$ 2,328.0	$ 2,078.0	$ 2,328.0	$ 2,078.0
Issued capital [member] | Non-controlling Interest - Class A Shares, equity [Member]
Changes in equity [abstract]
Opening balance					0.0	0.0	0.0
Non cash issuance					46.3		0.0
Class A Shares of BIPC conversion, shares					(1.3)		0.0
Ending balance			45.0		45.0		0.0	0.0
Balance as					$ 0.0	$ 0.0	$ 0.0
Class A Shares of BIPC conversion, value					18.0		0.0
Balance as			$ (18.0)		$ (18.0)		$ 0.0	$ 0.0
Issued capital [member] | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance					295.1	278.9	278.9
Issued for cash					0.2		13.8
Units converted from Exchange LP units					0.2		3.2
Class A Shares of BIPC conversion, shares					1.3		0.0
Partners' Capital Account, Units, Treasury Units Purchased1					0.0		(0.8)
Ending balance			296.8		296.8		295.1	278.9
Balance as					$ 5,514.0	$ 4,930.0	$ 4,930.0
Unit issuance					5.0		559.0
Units converted from Exchange LP units, value					2.0		53.0
Class A Shares of BIPC conversion, value					18.0		0.0
Repurchase Of Equity					0.0		(28.0)
Balance as			$ 5,539.0		$ 5,539.0		$ 5,514.0	$ 4,930.0
Issued capital [member] | Special General Partner
Changes in equity [abstract]
Opening balance					1.6	1.6	1.6
Issued for cash					0.0		0.0
Units converted from Exchange LP units					0.0		0.0
Class A Shares of BIPC conversion, shares					0.0		0.0
Partners' Capital Account, Units, Treasury Units Purchased1					0.0		0.0
Ending balance			1.6		1.6		1.6	1.6
Balance as					$ 19.0	$ 19.0	$ 19.0
Unit issuance					0.0		0.0
Units converted from Exchange LP units, value					0.0		0.0
Class A Shares of BIPC conversion, value					0.0		0.0
Repurchase Of Equity					0.0		0.0
Balance as			$ 19.0		$ 19.0		$ 19.0	$ 19.0
Issued capital [member] | Limited Partners 1 [Member]
Changes in equity [abstract]
Opening balance					293.5	277.3	277.3
Issued for cash	13.5				0.2		13.8
Units converted from Exchange LP units					0.2		3.2
Class A Shares of BIPC conversion, shares					1.3		0.0
Partners' Capital Account, Units, Treasury Units Purchased1						0.8	(0.8)
Ending balance			295.2		295.2		293.5	277.3
Balance as		$ 4,938.0	$ 5,498.0	4,935.0	$ 5,495.0	$ 4,911.0	$ 4,911.0
Unit issuance			3.0	2.0	5.0	4.0	559.0
Units converted from Exchange LP units, value					2.0		53.0
Class A Shares of BIPC conversion, value					18.0		0.0
Repurchase Of Equity						(28.0)	(28.0)
Balance as			$ 5,520.0	$ 4,938.0	$ 5,520.0	$ 4,938.0	$ 5,495.0	$ 4,911.0
Issued capital [member] | Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Opening balance					1.2	4.4	4.4
Issued for cash								5.7
Exchange LP unit special distribution, shares					0.1		0.0
Exchange LP unit conversion, shares					(0.2)	3.1	(3.2)
Ending balance			1.1		1.1		1.2	4.4
Balance as					$ 159.0	$ 212.0	$ 212.0
Unit issuance								$ 232.0
Exchange LP unit conversion, value					2.0	$ 51.0	(53.0)
Balance as			$ 157.0		$ 157.0		$ 159.0	$ 212.0
Preferred Unitholders Capital [Member]
Changes in equity [abstract]
Opening balance					49.9	49.9	49.9
Ending balance			49.9		49.9		49.9	49.9
Balance as					$ 935.0	$ 936.0	$ 936.0
Repurchase of Preferred Equity					0.0	$ (1.0)	(1.0)
Balance as			$ 935.0		$ 935.0		$ 935.0	$ 936.0
Bottom of range | Issued capital [member] | Limited Partners 1 [Member]
Changes in equity [abstract]
Partners' Capital Account, Units, Treasury Units Purchased1					0.0
Repurchase Of Equity					$ 0.0